Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Common Stock Options Outstanding and Related Activity
The following is a summary of stock option information and weighted-average exercise prices:

	2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1	10,215,834	$0.45	9,899,765	$0.38
Granted	2,623,689	6.30	3,794,486	0.82
Exercised	(704,672)	0.63	(417,866)	0.28
Canceled	(1,769,796)	0.75	(3,050,929)	0.71
Expired	(7,560)	0.12	(9,622)	0.63
Outstanding at December 31	10,357,495	1.87	10,215,834	0.45
Exercisable at December 31	6,712,145	$0.73	6,673,539	$0.30

Schedule of Key Weighted Average Assumptions for 2021 Grants	The key weighted average assumptions for 2021 grants are as follows:

	Year Ended December 31,
	2021	2020
Expected volatility	64.9%	63.5%
Risk-free rate	0.9%	0.5%
Expected term in years	5.89	6.0
Dividend yield	—%	—%

Summary of RSU information
The following is a summary of RSU information and weighted-average grant date fair values for the Company's RSUs:

	Year Ended December 31,
	2021		2020
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1	$—	$—	$—	$—
Granted	4,085,666	4.08
Vested	—
Forfeited	(15,399)	4.67
Unvested at December 31	$4,070,267	$4.08	$—	$—

Schedule of Stock-based Compensation Expense
Total stock-based compensation was recognized as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,826	$206
Sales and marketing	939	445
Research and development	1,494	419
Total stock-based compensation	$4,259	$1,070